S000031375 [Member] Expense Example - S000031375 [Member]	May 31, 2026 USD ($)
C000149224 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,148
C000097587 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,239
Expense Example, with Redemption, 10 Years	2,045
C000097593 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,217
C000097594 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,274